Rental Expenses and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Minimum rental payments under operating leases
2012	$ 188
2013	162
2014	131
2015	104
2016	82
After 2016	65
Total	732
Rental Expense and Lease Commitments (Textual) [Abstract]
Rentals under operating leases	$ 313	$ 299	$ 322